UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22672

Name of Fund: BlackRock Alternatives Allocation Master Portfolio LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Alternatives Allocation Master Portfolio LLC, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22672
Reporting Period: 07/01/2013 - 06/30/2014
BlackRock Alternatives Allocation Master Portfolio LLC

============ BlackRock Alternatives Allocation Master Portfolio LLC ============

ENTERPRISE PRODUCTS PARTNERS L.P.

Ticker:       EPD            Security ID:  293792107
Meeting Date: SEP 30, 2013   Meeting Type: Special
Record Date:  AUG 19, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       Against      Management
2     Amend Nonqualified Employee Stock       For       For          Management
      Purchase Plan

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PLAINS ALL AMERICAN PIPELINE LP

Ticker:       PAA            Security ID:  726503105
Meeting Date: NOV 19, 2013   Meeting Type: Special
Record Date:  SEP 20, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management
2     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Alternatives Allocation Master Portfolio LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Alternatives Allocation Master Portfolio LLC

Date: August 27, 2014